Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2018	2017
Cost:
Product and distribution rights	$79,921	$77,224
Other deferred costs	—	186
	79,921	77,410
Accumulated amortization and impairment charges:
Product and distribution rights	72,829	71,157
Impairment	—	139
Other deferred costs	—	186
	72,829	71,482
	$7,092	$5,928